Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.3%
Issuer	Shares	Value ($)
Communication Services 2.2%
Media 0.8%
iHeartMedia, Inc., Class A(a)	96,778	709,383
Wireless Telecommunication Services 1.4%
Telephone and Data Systems, Inc.	88,747	1,233,583
Total Communication Services		1,942,966
Consumer Discretionary 8.9%
Auto Components 2.3%
Visteon Corp.(a)	20,000	2,121,200
Hotels, Restaurants & Leisure 4.2%
Penn Entertainment, Inc.(a)	17,536	482,416
Six Flags Entertainment Corp.(a)	62,759	1,110,834
Texas Roadhouse, Inc.	25,239	2,202,355
Total		3,795,605
Household Durables 1.0%
KB Home	35,494	920,005
Textiles, Apparel & Luxury Goods 1.4%
Kontoor Brands, Inc.	37,022	1,244,309
Total Consumer Discretionary		8,081,119
Consumer Staples 1.3%
Food Products 1.3%
Nomad Foods Ltd.(a)	79,968	1,135,546
Total Consumer Staples		1,135,546
Energy 4.3%
Energy Equipment & Services 1.9%
Patterson-UTI Energy, Inc.	149,387	1,744,840
Oil, Gas & Consumable Fuels 2.4%
Devon Energy Corp.	35,054	2,107,797
Total Energy		3,852,637
Financials 25.9%
Banks 13.6%
First Hawaiian, Inc.	71,929	1,771,611
Huntington Bancshares, Inc.	136,580	1,800,125
OceanFirst Financial Corp.	89,044	1,659,780
Pacific Premier Bancorp, Inc.	84,030	2,601,569
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	31,922	2,300,299
Stock Yards Bancorp, Inc.	31,733	2,158,161
Total		12,291,545
Consumer Finance 0.5%
PROG Holdings, Inc.(a)	29,618	443,678
Insurance 5.4%
CNO Financial Group, Inc.	72,987	1,311,576
Hanover Insurance Group, Inc. (The)	16,876	2,162,491
Lincoln National Corp.	33,108	1,453,772
Total		4,927,839
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Ladder Capital Corp., Class A	70,273	629,646
Thrifts & Mortgage Finance 5.7%
Axos Financial, Inc.(a)	73,369	2,511,421
Radian Group, Inc.	134,721	2,598,768
Total		5,110,189
Total Financials		23,402,897
Health Care 7.0%
Biotechnology 0.3%
Ligand Pharmaceuticals, Inc.(a)	3,702	318,779
Health Care Equipment & Supplies 3.3%
CONMED Corp.	21,691	1,738,967
LivaNova PLC(a)	24,656	1,251,785
Total		2,990,752
Health Care Providers & Services 1.7%
Tenet Healthcare Corp.(a)	29,000	1,495,820
Life Sciences Tools & Services 1.7%
Syneos Health, Inc.(a)	32,791	1,546,096
Total Health Care		6,351,447
Industrials 17.2%
Aerospace & Defense 2.6%
Curtiss-Wright Corp.	16,898	2,351,526
Airlines 1.0%
Spirit Airlines, Inc.(a)	48,658	915,744
Columbia Variable Portfolio – Select Small Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.5%
Zurn Elkay Water Solutions Corp.	56,768	1,390,816
Commercial Services & Supplies 2.1%
Waste Connections, Inc.	14,068	1,901,009
Construction & Engineering 1.3%
Primoris Services Corp.	70,573	1,146,811
Electrical Equipment 2.9%
Bloom Energy Corp., Class A(a)	42,700	853,573
Regal Rexnord Corp.	12,657	1,776,536
Total		2,630,109
Machinery 1.7%
ITT, Inc.	23,098	1,509,223
Professional Services 1.6%
CACI International, Inc., Class A(a)	5,487	1,432,436
Road & Rail 2.5%
Knight-Swift Transportation Holdings, Inc.	46,902	2,294,915
Total Industrials		15,572,589
Information Technology 10.1%
Communications Equipment 5.1%
Extreme Networks, Inc.(a)	218,400	2,854,488
Viavi Solutions, Inc.(a)	132,200	1,725,210
Total		4,579,698
IT Services 1.3%
EPAM Systems, Inc.(a)	3,175	1,149,953
Semiconductors & Semiconductor Equipment 3.7%
Kulicke & Soffa Industries, Inc.	34,577	1,332,252
MACOM Technology Solutions Holdings, Inc.(a)	40,000	2,071,600
Total		3,403,852
Total Information Technology		9,133,503
Materials 7.6%
Chemicals 1.3%
Minerals Technologies, Inc.	23,531	1,162,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.8%
Summit Materials, Inc., Class A(a)	69,565	1,666,777
Containers & Packaging 2.1%
O-I Glass, Inc.(a)	142,884	1,850,348
Metals & Mining 2.4%
ATI, Inc.(a)	80,752	2,148,811
Total Materials		6,828,603
Real Estate 8.9%
Equity Real Estate Investment Trusts (REITS) 8.9%
Apple Hospitality REIT, Inc.	130,000	1,827,800
First Industrial Realty Trust, Inc.	31,733	1,421,956
Gaming and Leisure Properties, Inc.	37,990	1,680,677
Outfront Media, Inc.	90,000	1,367,100
Physicians Realty Trust	113,467	1,706,544
Total		8,004,077
Total Real Estate		8,004,077
Utilities 1.9%
Electric Utilities 1.9%
Portland General Electric Co.	39,897	1,733,924
Total Utilities		1,733,924
Total Common Stocks (Cost $76,156,832)		86,039,308

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	4,294,008	4,291,861
Total Money Market Funds (Cost $4,291,708)		4,291,861
Total Investments in Securities (Cost: $80,448,540)		90,331,169
Other Assets & Liabilities, Net		(18,675)
Net Assets		90,312,494

2	Columbia Variable Portfolio – Select Small Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	2,079,185	12,043,329	(9,830,876)	223	4,291,861	(1,114)	31,111	4,294,008
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Small Cap Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7022_12_A01_(11/22)